Income Taxes (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012
Income Taxes
Tax loss carry forwards	$ 15,900	98,461
Deferred Tax Assets, Valuation Allowance	$ 4,700	29,379	25,764
Reconciliation of the PRC statutory tax rate to the effective tax rate
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status (as a percent)	11.00%	11.00%	7.90%	7.10%
Tax effect of non-deductible expenses, net (as a percent)	2.30%	2.30%	3.60%	1.00%
Effect of tax holidays (as a percent)	(17.70%)	(17.70%)	(18.70%)	(17.40%)
Effect of change in valuation allowance (as a percent)	6.80%	6.80%	12.90%	11.30%
One time tax levy (as a percent)	(0.20%)	(0.20%)	1.50%	(37.00%)
DTA movement due to tax loss expiration	1.90%	1.90%	0.00%	0.00%
Others (as a percent)	0.00%	0.00%	0.00%	0.20%
Effective EIT rate (as a percent)	29.10%	29.10%	32.20%	(9.80%)